Accumulated Other Elements of Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Accumulated Other Elements of Comprehensive Income (Loss) [Abstract]
Accumulated Other Elements of Comprehensive Income (Loss)
Note 14: Accumulated Other Elements of Comprehensive Income (Loss)

Accumulated other elements of comprehensive income (loss) comprised the following:

(dollars in millions)	Accumulated Foreign Currency Translation Gain (Loss)	Prior Service Credits and Net Actuarial Losses	Accumulated Gain (Loss) on Cash Flow Hedges	Total	Other Comprehensive Income

Balance at December 31, 2010	$31.5	$(51.5)	$(7.1)	$(27.1)

Foreign currency translation gain (loss)	(60.2)	–	–	(60.2)	$(60.2)
Actuarial gains (losses) recognized in other comprehensive income, net of tax	–	(7.7)	–	(7.7)	(7.7)
Amortization of actuarial (gains) losses, net of tax	–	3.0	–	3.0	3.0
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	–	–	(5.2)	(5.2)	(5.2)
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax			6.4	6.4	6.4
Balance at December 31, 2011	(28.7)	(56.2)	(5.9)	(90.8)	$(63.7)

Foreign currency translation gain (loss)	74.6	–	–	74.6	$74.6
Actuarial gains (losses) recognized in other comprehensive income, net of tax	–	(33.3)	–	(33.3)	(33.3)
Amortization of actuarial (gains) losses, net of tax	–	2.9	–	2.9	2.9
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	–	–	10.1	10.1	10.1
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	–	–	6.5	6.5	6.5
Balance at December 31, 2012	45.9	(86.6)	10.7	(30.0)	$60.8

Foreign currency translation gain (loss)	(94.3)	–	–	(94.3)	$(94.3)
Actuarial gains (losses) recognized in other comprehensive income, net of tax	–	39.7	–	39.7	39.7
Amortization of actuarial (gains) losses, net of tax	–	1.9	–	1.9	1.9
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	–	–	6.5	6.5	6.5
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	–	–	(3.3)	(3.3)	(3.3)

Balance of December 31, 2013	$(48.4)	$(45.0)	$13.9	$(79.5)	$(49.5)